OPERATING SEGMENTS DISCLOSURES	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

5.	OPERATING SEGMENTS DISCLOSURES

The Company identifies an operating segment as a component of the business that (i) engages in business activities from which it may earn revenues and incur expenses, (ii) has discrete financial information available, and (iii) is regularly reviewed by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and allocate resources.

Segment information is prepared on the same basis used by the CODM, who is the Company’s Chief Executive Officer, to manage the business and make decisions regarding allocating resources and performance evaluation. Based on this assessment, the Company has identified the following operating segments:

●	North American Brokerage - generates revenue by processing real estate transactions, which entitles the Company to earn commissions.

●	One Real Title - generates revenue by offering title insurance and closing services for residential and commercial transactions.

●	One Real Mortgage - generates revenue from origination fees earned in connection with facilitating mortgage transactions between borrowers and lenders.

●	Real Wallet - generates revenue from interchange fees on Company-branded debit cards, interest income on certain deposit accounts, and interest income and various fees associated with credit lines.

Once operating segments are identified, the Company evaluates each segment using both quantitative and qualitative analysis, including current and historical revenue and profitability for each operating segment, to determine whether the segments have similar operating characteristics and whether they meet the criteria for separate disclosure under ASC 280.

Based on this evaluation, the Company has determined that it operates as three reportable segments - North American Brokerage, One Real Title and One Real Mortgage, each of which meets the quantitative thresholds for separate disclosure under ASC 280-10-50-12 and which collectively comprise more than 90% of the Company’s total revenue and income (loss) from operations. Real Wallet does not meet any of the quantitative thresholds for separate disclosure under ASC 280 and is therefore included within “Other Segments”. Prior period segment information has been recast to reflect the change in the number of reportable segments and allocate revenue, cost of sales and operating expenses between the various segments.

The CODM evaluates segment performance using revenue, gross profit and operating income (loss). These metrics are used to assess performance, identify trends affecting the segments, develop forecasts and make strategic operating decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the notes to the interim condensed consolidated financial statements and as included herein.

	For the Three Months Ended March 31, 2026
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$462,562	$1,259	$1,294	$436	$465,551
Cost of sales	422,295	182	806	113	423,396
Gross Profit	$40,267	$1,077	$488	$323	$42,155

Operating Expenses(1)(2)	42,180	1,855	948	612	45,595
Operating Loss	$(1,913)	$(778)	$(460)	$(289)	$(3,440)

Reconciliation of loss (segment loss)
Other income, net					112
Finance expense, net					(86)
Loss Before Tax					$(3,414)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Acquisition costs.

[2]	Operating expenses includes Revenue share expense of approximately $15,688 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED

	For the Three Months Ended March 31, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$351,749	$1,030	$1,076	$126	$353,981
Cost of sales	319,249	167	577	52	320,045
Gross Profit	$32,500	$863	$499	$74	$33,936

Operating Expenses(1)(2)	35,401	2,288	1,302	154	39,145
Operating Loss	$(2,901)	$(1,425)	$(803)	$(80)	$(5,209)

Reconciliation of profit or loss (segment profit/loss)
Other income, net					122
Finance expenses, net					(34)
Loss Before Tax					$(5,121)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales for the periods ended March 31, 2026 and March 31, 2025.

Segment assets and liabilities are not regularly provided to the Chief Operating Decision Maker and, accordingly, are not disclosed.

Depreciation and Amortization (in thousands):

	Three Months Ended March 31,
	2026	2025
North American Brokerage	$381	$184
One Real Title	168	168
One Real Mortgage	26	27
Total	$575	$379

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Three Months Ended March 31,
	2026	2025
United States	$428,142	$320,492
Canada	37,409	33,489
Total revenue by region	$465,551	$353,981

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED